Significant Accounting Policies (Details Narrative)			1 Months Ended		12 Months Ended
	Jun. 28, 2024 USD ($) Integer shares	Jul. 05, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / t shares	Jan. 30, 2025 shares	Dec. 31, 2025 USD ($) $ / t	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2024 USD ($)	May 16, 2024 USD ($)	May 11, 2023 USD ($)
Net loss					$ 1,994,000	$ 12,868,000	$ 37,037,000
Time deposits			$ 32,000		32,000	19,500
Deposits			31,000		31,000	22,500
Hire collected in advance			597,000		597,000	111,000
Credit Loss						22
Doubtful accounts allowance					$ (22,000)	(38,000)	(78,000)
Impairment test | $ / t			0.34		0.34
Estimates the useful			25 years		25 years
Interest from deposits					$ 1,792,000	2,312,000	1,240,000
Restricted cash			$ 1,350,000		1,350,000	1,350,000
Short-term investment			$ 18,000,000		18,000,000	17,000,000
Losses on extinguishment of debt							379,000
Common stock re-purchase program, shares | shares			67,004	67,534
Authorized repurchase program value						3,000,000.0	2,000,000.0		$ 3.0
Maximum [Member]
Authorized repurchase program value			$ 3.0		3.0			$ 1,000,000.0		$ 2,000,000.0
Spot Voyage Charters [Member]
Trade accounts receivable			4,000		4,000	4,609,000
Allowance for expected credit losses						22,000
Time Charters [Member]
Trade accounts receivable			2,003,000		2,003,000	453,000
Jiangsu New Yangzi Shipbuilding [Member] | Vessels [Member]
[custom:VesselBuiltYear]	2015
DRYKON MARITIME Corp. [Member]
Net loss					169,000	541,000	502,000
Noncontrolling Interest in Variable Interest Entity			68,000		68,000	216,000	201,000
Parent [Member]
Net loss					101,000	325,000	$ 301,000
Accuship Maritime Ltd [Member]
Net loss					316,000	361,000
Noncontrolling Interest in Variable Interest Entity			$ 127,000		127,000	144,000
PYXIS HOLDINGS INC. [Member]
Net loss					$ 189,000	$ 217,000
Chief Executive Officer and Chairman [Member]
Consideration in cash		$ 4,520,000
Business acquisition equity interest percentage		40.00%
Accuship Maritime Ltd [Member]
Business acquisition equity interest percentage			60.00%		60.00%
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Business acquisition equity interest percentage	60.00%
DRYKON MARITIME Corp. [Member]
Business acquisition equity interest percentage		60.00%
Consideration in cash		$ 6,780,000
PYXIS HOLDINGS INC. [Member]
Business acquisition equity interest percentage	60.00%	50.00%
Accuship Maritime Ltd [Member]
Business acquisition equity interest percentage	50.00%
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Consideration in cash	$ 7,320,000
[custom:VesselCapacity] | Integer	82,099
Dividends	$ 8,875,000
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member] | Chief Executive Officer [Member]
Consideration in cash	$ 5,880,000
Accuship Maritime Ltd [Member] | Jiangsu New Yangzi Shipbuilding [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	267,857